REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Shares		Fair Value
	CLOSED END FUND — 10.3%
	REAL ESTATE - 10.3%
294,767	Redwood Real Estate Income Fund, Class I(a)	$ 7,398,660

	TOTAL CLOSED END FUND (Cost $7,369,186)	7,398,660

	OPEN END FUNDS — 86.9%
	FIXED INCOME - 86.9%
1,419,126	American High-Income Trust, Class F-3	13,779,711
1,958,137	BlackRock High Yield Portfolio, Institutional Class	13,863,612
1,342,712	Goldman Sachs High Yield Fund, Institutional Class	7,478,904
2,115,897	JPMorgan High Yield Fund, Class I	13,711,013
2,210,834	Lord Abbett High Yield Fund, Class I	13,773,494
33	MainStay MacKay High Yield Corporate Bond Fund, Class I	167
2,293	Principal High Yield Fund, Institutional Class	14,999
7,927	Vanguard High-Yield Corporate Fund, Admiral Class	43,045
		62,664,945

	TOTAL OPEN END FUNDS (Cost $62,376,613)	62,664,945

	SHORT-TERM INVESTMENT — 1.7%
	MONEY MARKET FUND - 1.7%
1,216,989	Goldman Sachs Financial Square Government Fund, Administration Class, 3.31%(b) (Cost $1,216,989)	1,216,989

	TOTAL INVESTMENTS - 98.9% (Cost $70,962,788)	$ 71,280,594
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%	795,836
	NET ASSETS - 100.0%	$ 72,076,430

(a) Investment in affiliated issuer. Illiquid security. The total fair value of the security at July 31, 2026 was $7,398,660 representing 10.3% of net assets.
(b) Rate disclosed is the seven day effective yield as of July 31, 2026.

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

TOTAL RETURN SWAPS(c)
Description	Counterparty	Number of Shares	Notional Value	Interest Rate Payable	Termination Date	Value/Unrealized Depreciation
Invesco High Yield Municipal Fund	Barclays	14,015	$117,722	SOFR + 175 bps	4/6/2029	$ (3,083)
Nuveen High Yield Municipal Bond Fund	Barclays	8,115	117,832	SOFR + 175 bps	4/6/2029	(3,165)
TOTAL						$ (6,248)

SOFR	- Secured Overnight Financing Rate

(c)	The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Adviser has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. Each total return swap pays monthly.

REDWOOD MANAGED MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Shares		Fair Value
	CLOSED END FUND — 8.4%
	REAL ESTATE - 8.4%
258,716	Redwood Real Estate Income Fund, Class I(a)	$ 6,493,762

	TOTAL CLOSED END FUND (Cost $6,467,894)	6,493,762

	EXCHANGE-TRADED FUND — 0.0%(b)
	FIXED INCOME - 0.0%(b)
23	iShares High Yield Muni Active ETF	1,117

	TOTAL EXCHANGE-TRADED FUND (Cost $1,098)	1,117

	OPEN END FUNDS — 90.6%
	FIXED INCOME - 90.6%
9,971	abrdn Ultra Short Municipal Income Fund, Institutional Class	100,009
10,342	Allspring Ultra Short-Term Municipal Income Fund, Institutional Class	99,800
135	American Century High-Yield Municipal Fund, Class I	1,168
1,021,184	Delaware National High-Yield Municipal Bond Fund, Institutional Class	9,813,580
9,981	Federated Hermes Municipal Ultrashort Fund, Institutional Class	99,810
1,251,621	First Eagle Funds - First Eagle High Income Fund, Class I	9,937,868
1,114,816	Franklin High Yield Tax-Free Income Fund	9,843,830
1,371,836	Goldman Sachs High Yield Municipal Fund, Institutional Class	12,305,370
312,251	Invesco High Yield Municipal Fund, Class Y	2,554,216
396,582	Invesco Rochester Municipal Opportunities Fund, Class Y	2,573,818
10,000	JPMorgan Ultra-Short Municipal Fund, Class I	99,900
928,804	Lord Abbett High Yield Municipal Bond Fund, Class I	9,808,165
95	MainStay MacKay High Yield Municipal Bond Fund, Class I	1,108
147	MFS Municipal High Income Fund, Class I	1,084
181,842	Nuveen High Yield Municipal Bond Fund, Class I	2,569,431
117	Nuveen Short Duration High Yield Municipal Bond, Class I	1,097
1,186,994	PIMCO High Yield Municipal Bond Fund, Institutional Class	9,852,054
191	Victory Pioneer High Income Municipal Fund	1,029
91	Western Asset Municipal High Income Fund, Class I	1,147
		69,664,484

REDWOOD MANAGED MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	OPEN END FUNDS — 90.6% (Continued)
	TOTAL OPEN END FUNDS (Cost $70,682,241)	$ 69,664,484

	SHORT-TERM INVESTMENT — 0.1%
	MONEY MARKET FUND - 0.1%
106,492	BlackRock Liquidity Funds MuniCash, Institutional Class, 2.31%(c) (Cost $106,492)	106,492

	TOTAL INVESTMENTS - 99.1% (Cost $77,257,725)	$ 76,265,855
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%	687,882
	NET ASSETS - 100.0%	$ 76,953,737

ETF	- Exchange-Traded Fund

(a)	Investment in affiliated issuer. Illiquid security. The total fair value of the security at July 31, 2026 was $6,493,762 representing 8.4% of net assets.
(b)	Percentage rounds to less than 0.1%.
(c)	Rate disclosed is the seven day effective yield as of July 31, 2026.

TOTAL RETURN SWAPS(c)
Description	Counterparty	Number of Shares	Notional Value	Interest Rate Payable	Termination Date	Value/Unrealized Depreciation
Invesco High Yield Municipal Fund	Barclays	16,984	$142,668	SOFR + 175 bps	4/6/2029	$ (3,737)
Nuveen High Yield Municipal Bond Fund	Barclays	11,222	162,941	SOFR + 175 bps	4/6/2029	(4,376)
TOTAL						$ (8,113)

SOFR	- Secured Overnight Financing Rate

(c)	The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Adviser has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. Each total return swap pays monthly.

REDWOOD ALPHAFACTOR® TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Shares		Fair Value
	CLOSED END FUND — 4.6%
	United States - 4.6%
167,247	Redwood Real Estate Income Fund, Class I(a)	$ 4,197,908

	TOTAL CLOSED END FUND (Cost $4,181,187)	4,197,908

	COMMON STOCKS — 81.8%
	Austria - 0.9%
11,638	Verbund A.G.	799,450

	Canada - 10.3%
49,436	ARC Resources Ltd.	1,182,497
28,331	Canadian Natural Resources Ltd.	1,349,682
8,255	Canadian Tire Corp Ltd.	1,204,886
11,260	CGI, Inc.	824,236
27,442	Empire Company Ltd., Class A	1,004,479
41,172	Kinross Gold Corporation	949,285
20,594	Suncor Energy, Inc.	1,383,052
11,029	TFI International, Inc.	1,490,103
		9,388,220
	Cayman Islands - 0.6%
6,689	PDD Holdings, Inc. - ADR(b)	592,378

	Denmark - 3.3%
458	AP Moller - Maersk A/S, Class B	1,229,771
3,260	Genmab A/S(b)	934,685
7,065	Pandora A/S	885,020
		3,049,476
	Finland - 2.0%
21,504	Elisa Oyj	867,701
28,516	Wartsila Oyj Abp	965,116
		1,832,817
	France - 3.8%
34,815	Dassault Systemes S.E.	805,215
5,354	Legrand S.A.	811,530

REDWOOD ALPHAFACTOR® TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 81.8% (Continued)
	France - 3.8% (Continued)
3,894	Sartorius Stedim Biotech	$ 748,794
12,764	TotalEnergies S.E.	1,125,188
		3,490,727
	Germany - 7.9%
13,505	Brenntag S.E.	952,469
12,929	Continental A.G.	1,071,725
19,866	Deutsche Post A.G.	1,323,636
29,358	Deutsche Telekom A.G.	906,241
17,685	Fresenius Medical Care A.G.	906,792
10,418	Knorr-Bremse A.G. 144A(c)	1,236,604
14,819	Mercedes-Benz Group A.G.	798,814
		7,196,281
	Ireland - 1.2%
8,220	Octave Intelligence plc - GDR(b)	147,368
32,618	Ryanair Holdings plc	912,807
		1,060,175
	Israel - 2.1%
5,334	Check Point Software Technologies Ltd.(b)	678,111
8,339	Nice Ltd.(b)	811,532
7,064	Wix.com Ltd.(b)	388,732
		1,878,375
	Italy - 1.0%
15,208	Recordati Industria Chimica e Farmaceutica SpA	906,094

	Japan - 18.9%
59,980	Aisin Corporation	837,865
44,512	Bridgestone Corporation	1,108,795
143,112	ENEOS Holdings, Inc.	1,193,552
29,782	Hitachi Ltd.	985,480
308,062	LY Corporation	864,733
32,527	Makita Corporation	1,059,146
189,131	Mitsubishi Chemical Group Corporation	1,411,594
36,415	Mitsubishi Corporation	1,092,635
51,785	Nexon Company Ltd.	813,670

REDWOOD ALPHAFACTOR® TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 81.8% (Continued)
	Japan - 18.9% (Continued)
413,955	Nissan Motor Company Ltd.(b)	$ 874,342
15,716	Otsuka Holdings Company Ltd.	1,095,962
18,606	Recruit Holdings Company Ltd.	1,466,991
43,962	SBI Holdings, Inc.	839,065
21,937	SCREEN Holdings Company Ltd.	1,736,514
55,673	Shionogi & Company Ltd.	1,017,289
45,838	Subaru Corporation	781,999
		17,179,632
	Netherlands - 4.3%
4,035	Airbus S.E.	941,143
22,040	Koninklijke Ahold Delhaize N.V.	873,566
197,134	Koninklijke KPN N.V.	934,846
27,848	Randstad N.V.	1,172,514
		3,922,069
	Norway - 3.4%
29,808	Equinor ASA	1,215,203
61,197	Telenor ASA	863,903
22,098	Yara International ASA	1,041,472
		3,120,578
	Singapore - 1.3%
62,529	Singapore Exchange Ltd.	1,192,672

	Spain - 4.1%
33,970	Aena SME S.A. 144A(c)	1,045,472
13,205	Amadeus IT Group S.A. 144A(c)	812,498
23,404	Endesa S.A.	1,143,608
167,265	Telefonica S.A.	691,519
		3,693,097
	Sweden - 3.9%
12,708	Evolution A.B. 144A(b)(c)	971,913
50,648	H & M Hennes & Mauritz A.B., Class B	926,637
82,196	Hexagon A.B.	808,199
89,863	Telefonaktiebolaget LM Ericsson, Class B	885,473
		3,592,222

REDWOOD ALPHAFACTOR® TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 81.8% (Continued)
	Switzerland - 7.1%
4,598	Kuehne + Nagel International A.G.	$ 1,170,019
7,860	Logitech International S.A.	798,086
7,806	Novartis A.G.	1,222,509
2,830	Schindler Holding A.G.	891,322
1,406	Swisscom A.G.	1,081,846
23,962	UBS Group A.G.	1,261,283
		6,425,065
	United Kingdom - 4.4%
5,553	AstraZeneca plc	945,357
137,108	BP plc	1,020,918
39,864	GSK plc	1,037,700
22,238	Shell plc	1,014,047
		4,018,022
	United States - 1.3%
16,042	Sunbelt Rentals Holdings, Inc.	1,144,128

	TOTAL COMMON STOCKS (Cost $72,483,123)	74,481,478

	SHORT-TERM INVESTMENT — 1.2%
	MONEY MARKET FUND - 1.2%
1,122,001	Goldman Sachs Financial Square Government Fund, Administration Class, 3.31%(d) (Cost $1,122,001)	1,122,001

	TOTAL INVESTMENTS - 87.6% (Cost $77,786,311)	$ 79,801,387
	OTHER ASSETS IN EXCESS OF LIABILITIES - 12.4%	11,294,534
	NET ASSETS - 100.0%	$ 91,095,921

REDWOOD ALPHAFACTOR® TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

A.B.	- Aktiebolag
Abp	- Aktiebolag Publikt
ADR	- American Depositary Receipt
A.G.	- Aktiengesellschaft
A/S	- Anonim Sirketi
ASA	- Allmennaksjeselskap
ETF	- Exchange-Traded Fund
GDR	- Global Depositary Receipt
Ltd.	- Limited Company
MSCI	- Morgan Stanley Capital International
N.V.	- Naamioze Vennootschap
OYJ	- Julkinen osakeyhtiö
plc	- Public Limited Company
S.A.	- Société Anonyme
S.E.	- Societas Europea
SpA	- Società per azioni

(a)	Investment in affiliated issuer. Illiquid security. The total fair value of the security at July 31, 2026 was $4,197,908 representing 4.6% of net assets.
(b)	Non-income producing security.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2026, the total market value of Rule 144A securities is $4,066,487 or 4.5% of net assets.
(d)	Rate disclosed is the seven day effective yield as of July 31, 2026.

TOTAL RETURN SWAPS(e)
Description	Counterparty	Number of Shares	Notional Value	Interest Rate Payable	Termination Date	Value/Unrealized Depreciation
iShares Core MSCI Emerging Markets ETF	Societe Generale	324,235	$26,859,627	OBFR + 80 bps	3/30/2028	$ (1,695,749)
TOTAL						$ (1,695,749)

OBFR	- Overnight Bank Funding Rate

(e)	The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Adviser has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. Each total return swap pays monthly.

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Shares		Fair Value
	CLOSED END FUND — 9.7%
	REAL ESTATE - 9.7%
452,903	Redwood Real Estate Income Fund, Class I(a)	$ 11,367,855

	TOTAL CLOSED END FUND (Cost $11,322,568)	11,367,855

	COMMON STOCKS — 37.9%
	ADVERTISING & MARKETING - 0.5%
6,912	Omnicom Group, Inc.	543,974

	APPAREL & TEXTILE PRODUCTS - 0.4%
10,850	NIKE, Inc., Class B	452,554

	AUTOMOTIVE - 1.0%
28,935	Ford Motor Company	424,766
2,263	Tesla, Inc.(b)	704,268
		1,129,034
	BIOTECH & PHARMA - 2.4%
2,347	AbbVie, Inc.	588,957
1,512	Amgen, Inc.	582,362
8,942	Bristol-Myers Squibb Company	584,002
19,442	Pfizer, Inc.	486,244
31,429	Viatris, Inc.	551,893
		2,793,458
	CABLE & SATELLITE - 0.4%
20,420	Comcast Corporation, Class A	489,263

	CHEMICALS - 1.7%
1,816	Air Products and Chemicals, Inc.	535,520
15,069	Dow, Inc.	456,440
21,017	Mosaic Company (The)	464,896
4,470	PPG Industries, Inc.	494,024
		1,950,880

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 37.9% (Continued)
	CONTAINERS & PACKAGING - 0.5%
15,196	International Paper Company	$ 620,453

	E-COMMERCE DISCRETIONARY - 1.9%
8,215	Amazon.com, Inc.(b)	2,231,029

	ELECTRIC UTILITIES - 2.2%
34,533	AES Corporation (The)	506,944
7,576	Dominion Energy, Inc.	524,032
7,291	Edison International	534,941
7,360	Eversource Energy	526,902
10,918	FirstEnergy Corporation	527,449
		2,620,268
	FOOD - 1.9%
23,884	Campbell's Company (The)	524,970
37,846	Conagra Brands, Inc.	549,146
14,833	General Mills, Inc.	530,280
20,918	Kraft Heinz Company (The)	540,730
		2,145,126
	GAMING REIT - 0.4%
18,028	VICI Properties, Inc.	475,038

	HEALTH CARE REIT - 0.9%
10,046	Alexandria Real Estate Equities, Inc.	516,867
26,369	Healthpeak Properties, Inc.	575,635
		1,092,502
	INSURANCE - 1.2%
1,601	Berkshire Hathaway, Inc., Class B(b)	818,976
4,965	Prudential Financial, Inc.	606,127
		1,425,103
	INTERNET MEDIA & SERVICES - 4.9%
13,117	Alphabet, Inc., Class A	4,671,357
1,818	Meta Platforms, Inc., Class A	1,012,099
		5,683,456

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 37.9% (Continued)
	LEISURE PRODUCTS - 0.5%
5,857	Hasbro, Inc.	$ 550,207

	MACHINERY - 1.0%
1,363	Snap-on, Inc.	559,389
6,337	Stanley Black & Decker, Inc.	599,353
		1,158,742
	OIL & GAS PRODUCERS - 2.4%
2,791	Chevron Corporation	549,353
3,825	EOG Resources, Inc.	568,739
16,212	Kinder Morgan, Inc.	521,702
6,005	ONEOK, Inc.	545,314
2,889	Phillips 66	611,544
		2,796,652
	RETAIL - DISCRETIONARY - 1.0%
6,570	Best Buy Company, Inc.	566,728
5,124	Genuine Parts Company	637,272
		1,204,000
	RETAIL REIT - 0.5%
8,299	Realty Income Corporation	530,057

	SEMICONDUCTORS - 1.6%
3,691	Broadcom, Inc.	1,436,833
6,387	Skyworks Solutions, Inc.	397,782
		1,834,615
	SOFTWARE - 2.5%
6,400	Microsoft Corporation	2,974,208

	TECHNOLOGY HARDWARE - 3.8%
12,627	Apple, Inc.	3,900,606
18,682	HP, Inc.	509,458
		4,410,064
	TECHNOLOGY SERVICES - 2.3%
2,276	Automatic Data Processing, Inc.	606,463
4,056	CDW Corp	599,517

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 37.9% (Continued)
	TECHNOLOGY SERVICES - 2.3% (Continued)
9,144	Cognizant Technology Solutions Corporation, Class A	$ 506,120
1,751	International Business Machines Corporation	391,611
5,213	Paychex, Inc.	609,088
		2,712,799
	TELECOMMUNICATIONS - 1.2%
20,565	AT&T, Inc.	478,136
2,709	T-Mobile US, Inc.	467,871
10,604	Verizon Communications, Inc.	496,374
		1,442,381
	TOBACCO & CANNABIS - 0.4%
7,259	Altria Group, Inc.	496,007

	TRANSPORTATION & LOGISTICS - 0.4%
4,771	United Parcel Service, Inc., Class B	497,234

	TOTAL COMMON STOCKS (Cost $41,155,669)	44,259,104

	EXCHANGE-TRADED FUNDS — 51.5%
	EQUITY - 51.5%
282,183	iShares MSCI EAFE ETF	29,792,882
317,380	Schwab International Small-Cap Equity ETF	15,342,149
100,174	Vanguard FTSE All World ex-US Small-Cap ETF	15,078,190
		60,213,221

	TOTAL EXCHANGE-TRADED FUNDS (Cost $47,466,817)	60,213,221

	OPEN END FUNDS — 0.2%
	FIXED INCOME - 0.2%
11,903	Nuveen California High Yield Municipal Bond Fund, Class I	91,771
7,060	Nuveen High Yield Municipal Bond Fund, Class I	99,759
		191,530

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	OPEN END FUNDS — 0.2% (Continued)
	TOTAL OPEN END FUNDS (Cost $242,431)	$ 191,530

	SHORT-TERM INVESTMENT — 0.2%
	MONEY MARKET FUND - 0.2%
234,159	Goldman Sachs Financial Square Government Fund, Administration Class, 3.31%(c) (Cost $233,820)	234,159

	TOTAL INVESTMENTS – 99.5% (Cost $100,421,305)	$ 116,265,869
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	616,167
	NET ASSETS - 100.0%	$ 116,882,036

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
FTSE	- Financial Times Stock Exchange
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust

(a)	Investment in affiliated issuer. Illiquid security. The total fair value of the security at July 31, 2026 was $11,367,855 representing 9.7% of net assets.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of July 31, 2026.